Consolidated Statements of Changes in Equity (Parentheticals) - shares shares in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Placement of shares
Net of issuance costs	1,563		187
Public offering
Net of issuance costs		661	840